UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  	March 31,
2005

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):	[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		McLean Budden Ltd.
Address:		145 King Street West
		Suite 2525
		Toronto, Ontario, Canada, M5H1J8

Form 13F File Number:  28-06597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Barb Lockhart
Title:		Senior Vice President Finance & Administration

Phone:		416-862-9800

Signature, Place, and Date of Signing:

		 Toronto, Ontario May 10, 2005
	[Signature]	[City, State][Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number		Name

28-
[Repeat as necessary.]


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		216

Form 13F Information Table Value Total:		18,205,154 (in
Canadian $)
(thousands)


List of Other Included Managers:	None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number		Name

_____	28-

[Repeat as necessary.]

CHI99 3763896-1.014553.0011





MCLEAN BUDDEN LIMITED Form 13F INFORMATION TABLE : March 31, 2005
COLUMN 1 COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5 COLUMN 6COLUMN 7
COLUMN 8 VALUE SHRS OR SH/ PUT/ INVESTMEOTHER VOTING AUTHORITY
NAME OF ISSUER TITLE OF CLASS CUSIP (x$1000) PRN AMT PRN CALL
DISCRETIMANAGERS SOLE SHARED NONE ALCAN INC COMMON 013716105
507,059 11,023,018SH SOLE 11,023,018 CAMECO CORP COMMON 13321L108 520,563
9,717,435SH SOLE 9,717,435 FIRST QUANTUM MNRL COMMON 335934105 4,840
215,000SH SOLE 215,000 IAMGOLD CORP COMMON 450913108 38,324 5,144,200SH
SOLE 5,144,200 INCO LTD COMMON 453258402 64,681 1,346,400SH SOLE 1,346,400
IVANHOE MINES COMMON 46579N103 106,768 11,732,700SH SOLE 11,732,700
NOVELIS INC COMMON 67000X106 141,321 5,332,883SH SOLE 5,332,883 BARRICK
GOLD CORP COMMON 067901108C 6,724 232,000SH SOLE 232,000 BARRICK GOLD
CORP COMMON 067901108 367,730 12,680,343SH SOLE 12,680,343 PLACER DOME
INC COMMON 725906101C 1,432 73,000SH SOLE 73,000 PLACER DOME INC
COMMON 725906101 133,962 6,848,776SH SOLE 6,848,776 CDN NATURAL RES
COMMON 136385101 478,732 7,003,100SH SOLE 7,003,100 ENCANA CORPORATION
COMMON 292505104 273,737 3,204,223SH SOLE 3,204,223 IMPERIAL OIL LTD
COMMON 453038408 105,347 1,144,830SH SOLE 1,144,830 NEXEN INC COMMON
65334H102 1,776 26,825SH SOLE 26,825 PETRO-CANADA COMMON 780257804
330,324 4,702,125SH SOLE 4,702,125 PETROKAZAKHSTAN INC CLASS A COM
71649P102 118,653 2,433,900SH SOLE 2,433,900 SUNCOR ENERGY INC COMMON
867229106 318,301 6,531,929SH SOLE 6,531,929 TALISMAN ENERGY INC COMMON
87425E103C 672,323 16,243,609SH SOLE 16,243,609 ABITIBI CONS INC COMMON
003924107 687 122,642SH SOLE 122,642 DOMTAR INC COMMON 257561100 87,074
8,470,200SH SOLE 8,470,200 BIOVAIL CORP COMMON 09067J109 243,169
13,360,956SH SOLE 13,360,956 CCL INDUSTRIES INC CLS B NONVTG 124900309
52,868 2,077,340SH SOLE 2,077,340 COTT CORP COMMON 22163N106 260,933
8,878,300SH SOLE 8,878,300 MDS INC COMMON 55269P302 296,093 16,852,217SH
SOLE 16,852,217 ATI TECHNOLOGIES INC COMMON 001941103 200,583
9,606,475SH SOLE 9,606,475 CAE INC COMMON 124765108 37,323 6,241,300SH SOLE
6,241,300 CGI GROUP INC CLS A SUBVTG 39945C109 190,605 24,915,700SH SOLE
24,915,700 COGNOS INCORPORATED COMMON 19244C109 154,309 3,031,025SH
SOLE 3,031,025 CP SHIPS LTD COMMON 22409V102 89,252 5,213,340SH SOLE
5,213,340 GEAC COMPUTER CORP COMMON 368289104 53,750 4,986,100SH SOLE
4,986,100 GSI LUMONICS COMMON 36229U102 314 28,850SH SOLE 28,850
HUMMINGBIRD LTD COMMON 44544R101 47,813 1,675,875SH SOLE 1,675,875
MACDONALD DETTWILER COMMON 554282103 1,341 49,500SH SOLE 49,500
MAGNA INTL INC CLASS A 559222401C 6,069 75,000SH SOLE 75,000 MAGNA INTL
INC CLS A SUBVTG 559222401 527,261 6,509,399SH SOLE 6,509,399 NORTEL
NETWORKS CORP COMMON 656568102C 471 142,500SH SOLE 142,500 NORTEL
NETWORKS CORP COMMON 656568102 304,388 92,519,290SH SOLE 92,519,290
NOVA CHEMICALS CORP COMMON 66977W109 808 15,640SH SOLE 15,640
RESEARCH IN MOTION COMMON 760975102 324,318 3,498,200SH SOLE 3,498,200
ROYAL GROUP TECH SUB VTG 779915107 759 59,300SH SOLE 59,300 ZARLINK SEMICONDUCT COMMON 989139100 25,902 13,282,895SH SOLE 13,282,895 MI
DEVELOPMENTS INC CLASS A SUB VTG 55304X104 895 23,365SH SOLE 23,365
CDN NATL RAILWAY COMMON 136375102 517,972 6,784,175SH SOLE 6,784,175
CDN PACIFIC RAILWAY COMMON 13645T100 226,202 5,170,331SH SOLE 5,170,331
ENBRIDGE INC COMMON 29250N105 51,446 827,100SH SOLE 827,100
TRANSCANADA CORP COMMON 89353D107C 7,380 247,000SH SOLE 247,000
TRANSCANADA CORP COMMON 89353D107 191,932 6,436,367SH SOLE 6,436,367
BCE INC COMMON 05534B109 270,266 8,934,404SH SOLE 8,934,404 TRANSALTA
CORP COMMON 89346D107 70,465 3,829,600SH SOLE 3,829,600 QUEBECOR
WORLD INC SUB VTG 748203106 45,713 1,612,456SH SOLE 1,612,456 ROGERS
COMMUNICATION CLASS B NON VTG 775109200 304,635 9,250,985SH SOLE
9,250,985 THOMSON CORP (THE) COMMON 884903105 303,140 7,472,024SH SOLE
7,472,024 TORSTAR CORP CLASS B NON VTG 891474207 60,151 2,440,200SH SOLE
2,440,200 CDN TIRE CORP CLASS A NON VTG 136681202 118,202 2,071,900SH SOLE
2,071,900 BANK OF MONTREAL COMMON 063671101 157,598 2,805,242SH SOLE
2,805,242 BANK OF NOVA SCOTIA COMMON 064149107 693,284 17,529,300SH
SOLE 17,529,300 CDN IMP BANK COMMERC COMMON 136069101 544,073
7,416,475SH SOLE 7,416,475 MANULIFE FINCL CORP COMMON 56501R106 539,156
9,336,032SH SOLE 9,336,032 ROYAL BANK CDA COMMON 780087102 857,551
11,657,846SH SOLE 11,657,846 TORONTO DOMINION BK COMMON 891160509
588,143 11,739,381SH SOLE 11,739,381 DUKE ENERGY CORP COMMON 264399106
57,442 1,695,400SH SOLE 1,695,400 ABBOTT LABS COMMON 002824100 91,380
1,620,450SH SOLE 1,620,450 AMGEN INC COMMON 031162100 310 4,400SH SOLE
4,400 BECKMAN COULTER INC COMMON 075811109 35,222 438,200SH SOLE
438,200 BOSTON SCIENTIFIC COMMON 101137107 87,588 2,472,200SH SOLE
2,472,200 BRISTOL MYERS SQUIBB COMMON 110122108 2,334 75,800SH SOLE
75,800 CAREMARK RX INC COMMON 141705103 37,575 780,900SH SOLE 780,900
ELI LILLY & CO COMMON 532457108 50,066 794,450SH SOLE 794,450 JOHNSON &
JOHNSON COMMON 478160104 62,826 773,368SH SOLE 773,368 MERCK & CO INC
COMMON 589331107 470 12,000SH SOLE 12,000 PFIZER INC COMMON 717081103
207,404 6,527,035SH SOLE 6,527,035 WYETH COMMON 983024100 72,153
1,414,185SH SOLE 1,414,185 ACE LIMITED COMMON G0070K103 599 12,000SH
SOLE 12,000 ALLSTATE CORP COMMON 020002101 262 4,000SH SOLE 4,000
AMERICAN EXPRESS CO COMMON 025816109 1,056 17,000SH SOLE 17,000
AMERN INTL GROUP INC COMMON 026874107 61,595 919,000SH SOLE 919,000
BANK NEW YORK INC COMMON 064057102 1,581 45,000SH SOLE 45,000 BANK OF
AMERICA CORP COMMON USD 0.01 060505104 5,391 101,054SH SOLE 101,054
CITIGROUP INC COMMON 172967101 210,130 3,865,576SH SOLE 3,865,576
FEDERAL NTL MTG ASSN COMMON 313586109 158,003 2,398,968SH SOLE
2,398,968 FRANKLIN RES INC COMMON 354613101 3,124 37,625SH SOLE 37,625
JPMORGAN CHASE & CO COMMON 46625H100 1,991 47,580SH SOLE 47,580 MBNA
CORP COMMON 55262L100 468 15,759SH SOLE 15,759 MORGAN STANLEY
COMMON 617446448 79,362 1,146,025SH SOLE 1,146,025 PRUDENTIAL FINL
COMMON 744320102 64,971 935,760SH SOLE 935,760 WACHOVIA CORP 2ND NEW
COMMON 929903102 787 12,779SH SOLE 12,779 WELLS FARGO & CO COMMON
949746101 434 6,000SH SOLE 6,000 NEW YORK TIMES CO CLASS A 650111107
46,364 1,047,850SH SOLE 1,047,850 ALTRIA GROUP INC COMMON 02209S103 53,643
678,200SH SOLE 678,200 ANHEUSER BUSCH COS COMMON 035229103 1,618
28,225SH SOLE 28,225 ARCHER DANIELS MIDLD COMMON 039483102 922
31,000SH SOLE 31,000 AVERY DENNISON CORP COMMON 053611109 43,208
576,800SH SOLE 576,800 BECTON DICKINSON COMMON 075887109 565 8,000SH
SOLE 8,000 CARDINAL HEALTH INC COMMON 14149Y108 886 13,120SH SOLE
13,120 CLOROX CO COMMON 189054109 670 8,800SH SOLE 8,800 COCA COLA CO
COMMON 191216100 2,397 47,560SH SOLE 47,560 COLGATE PALMOLIVE CO
COMMON 194162103 94,760 1,501,625SH SOLE 1,501,625 COMCAST CORP NEW CL
A SPL 20030N200 2,144 53,000SH SOLE 53,000 CONAGRA FOODS INC COMMON
205887102 642 19,634SH SOLE 19,634 ENERGIZER HLDGS INC COMMON 29266R108
2,098 29,000SH SOLE 29,000 ESTEE LAUDER CO CLASS A 518439104 34,474
633,620SH SOLE 633,620 GILLETTE CO COMMON 375766102 782 12,800SH SOLE
12,800 KRAFT FOODS INC CLASS A 50075N104 264 6,600SH SOLE 6,600 PEPSICO
INC COMMON 713448108 70,565 1,100,080SH SOLE 1,100,080 PETSMART INC
COMMON 716768106 35,809 1,029,700SH SOLE 1,029,700 PROCTER & GAMBLE CO
COMMON 742718109 2,603 40,600SH SOLE 40,600 SYSCO CORP COMMON
871829107 264 6,100SH SOLE 6,100 VIACOM INC CLASS B 925524308 95,285
2,261,666SH SOLE 2,261,666 WALGREEN CO COMMON 931422109 1,639 30,501SH
SOLE 30,501 WENDYS INTL INC COMMON 950590109 73,931 1,565,575SH SOLE
1,565,575 WRIGLEY WM JR CO COMMON 982526105 317 4,000SH SOLE 4,000
CLEAR CHANNEL COMMUN COMMON 184502102 57,205 1,372,000SH SOLE
1,372,000 HOME DEPOT INC COMMON 437076102 335 7,250SH SOLE 7,250 KOHLS
CORP COMMON 500255104 43,335 693,900SH SOLE 693,900 TIMBERLAND CO
CLASS A 887100105 33,538 390,900SH SOLE 390,900 TIME WARNER INC COMMON 887317105 46,074 2,170,375SH SOLE 2,170,375 WAL MART STORES INC COMMON
931142103 929 15,325SH SOLE 15,325 WALT DISNEY CO COMMON 254687106 768
22,100SH SOLE 22,100 APPLIED MATERIALS COMMON 038222105 1,152 58,600SH
SOLE 58,600 AUTOMATIC DATA PROC COMMON 053015103 598 11,000SH SOLE
11,000 EMC CORP MASS COMMON 268648102 483 32,400SH SOLE 32,400 ENTRUST TECHNOLOGIES COMMON 293848107 163 36,000SH SOLE 36,000 FIRST DATA
CORP COMMON 319963104 78,480 1,650,490SH SOLE 1,650,490 FREESCALE
SEMICONDUC CLASS B 35687M206 35,494 1,701,090SH SOLE 1,701,090 HEWLETT
PACKARD CO COMMON 428236103 82,453 3,106,923SH SOLE 3,106,923 INTEL
CORP COMMON 458140100 69,127 2,460,110SH SOLE 2,460,110 INTL BUSINESS
MCHN COMMON 459200101 4,446 40,220SH SOLE 40,220 INTUIT COMMON
461202103 37,876 715,400SH SOLE 715,400 MICROSOFT CORP COMMON 594918104
147,273 5,037,395SH SOLE 5,037,395 MOTOROLA INC COMMON 620076109 54,018
2,983,170SH SOLE 2,983,170 NCR CORP COMMON 664909108 637 15,600SH SOLE
15,600 ORACLE CORP COMMON 68389X105 39,991 2,649,150SH SOLE 2,649,150
UNISYS CORPORATION COMMON 909214108 986 115,500SH SOLE 115,500 3M
COMPANY COMMON 88579Y101 47,624 459,470SH SOLE 459,470 AGCO CORP
COMMON 001084102 37,069 1,679,200SH SOLE 1,679,200 CATERPILLAR INC
COMMON 149123101 268 2,420SH SOLE 2,420 DIEBOLD INC COMMON 253651103
464 7,000SH SOLE 7,000 EMERSON ELEC CO COMMON 291011104 793 10,100SH
SOLE 10,100 FLUOR CORPORATION COMMON 343412102 58,513 872,700SH SOLE
872,700 GENERAL ELECTRIC CO COMMON 369604103 89,832 2,059,518SH SOLE
2,059,518 HONEYWELL INTL INC COMMON 438516106 72,524 1,611,307SH SOLE
1,611,307 NAVISTAR INTL CORP COMMON 63934E108 28,932 657,100SH SOLE
657,100 TYCO INTL LTD COMMON PAR $0.20 902124106 120,552 2,948,607SH SOLE
2,948,607 UNITED TECHNOLOGIES COMMON 913017109 92,000 748,160SH SOLE
748,160 APACHE CORP COMMON 037411105 62,702 846,590SH SOLE 846,590
CHEVRONTEXACO CORP COMMON 166764100 1,516 21,488SH SOLE 21,488
EXXON MOBIL CORP COMMON 30231G102 1,918 26,600SH SOLE 26,600 KINDER
MORGAN INC COMMON 49455P101 2,106 23,000SH SOLE 23,000 SCHLUMBERGER
LTD COMMON 806857108 69,200 811,700SH SOLE 811,700 TRANSOCEAN INC
ORDINARY G90078109 85,862 1,379,400SH SOLE 1,379,400 VALERO ENERGY CORP
COMMON 91913Y100 80,252 905,500SH SOLE 905,500 KIMBERLY CLARK CORP
COMMON 494368103 421 5,300SH SOLE 5,300 BURLINGTN NRTHRN S F COMMON
12189T104 59,474 911,700SH SOLE 911,700 SBC COMMUNICATIONS COMMON
78387G103 80,733 2,817,370SH SOLE 2,817,370 VERIZON COMMUNICATNS
COMMON 92343V104 65,116 1,516,415SH SOLE 1,516,415 EMBRAER-EMPRESA
BRAS PFD SP ADR 29081M102 32,278 852,550SH SOLE 852,550 UPM KYMMENE
CORP SP ADR 915436109 20,479 758,200SH SOLE 758,200 AIR LIQUIDE ADR (0.2
ORD) 009126202 39,449 891,076SH SOLE 891,076 L OREAL CO ADR (0.2 ORD)
502117203 40,527 2,104,535SH SOLE 2,104,535 FRANCE TELECOM SP ADR (1 ORD)
35177Q105 43,671 1,208,700SH SOLE 1,208,700 BAYER A G SP ADR (1 ORD)
072730302 268 6,700SH SOLE 6,700 SIEMENS A G SP ADR 826197501 38,789
405,610SH SOLE 405,610 HENKEL LTD PARTNRSHP SP ADR (1 ORD) 42550U109
31,978 308,300SH SOLE 308,300 SAP AKTIENGESELLSCHF SP ADR(1/4 ORD)
803054204 20,178 416,200SH SOLE 416,200 ALLIANZ AKTIENGESELL SP ADR 1/10
SH 018805101 495 32,200SH SOLE 32,200 DEUTSCHE BANK AG NAM ORD
D18190898 65,251 625,800SH SOLE 625,800 E.ON AG ADR(0.3333 ORDSHS)
268780103 480 13,800SH SOLE 13,800 PT TELEKOMUNIKAS IND ADR(40 SER B
SHRS) 715684106 499 22,000SH SOLE 22,000 AMDOCS LTD ORD G02602103 23,745
691,200SH SOLE 691,200 CHECK POINT SOFTWARE ORDINARY M22465104 56,993 2,167,300SH SOLE 2,167,300 LUXOTTICA GROUP SPA SP ADR (1 ORD) 55068R202
698 28,300SH SOLE 28,300 CANON INC ADR (1 ORD) 138006309 68,339 1,054,050SH
SOLE 1,054,050 KYOCERA CORP ADR (2 ORD) 501556203 38,515 445,705SH SOLE
445,705 NEC CORP ADR (5 ORD) 629050204 473 65,000SH SOLE 65,000 AJINOMOTO
CO ADR(10ORD) 009707100 26,647 179,100SH SOLE 179,100 HONDA MOTOR CO
ADR (0.5 ORD) 438128308 3,247 107,200SH SOLE 107,200 TAKEDA
PHARMACEUTICL SHARES J8129E108 6,265 106,800SH SOLE 106,800 TOYOTA
MTR CORP ADR (2 ORD) 892331307 77,275 858,900SH SOLE 858,900 NIPPON TELEG
& TEL SP ADR (0.005 ORD) 654624105 65,802 2,489,700SH SOLE 2,489,700 SECOM
LTD ADR (2 ORD) 813113206 908 9,000SH SOLE 9,000 BANK YOKOHAMA ADR(10
ORD SHRS) 066011206 21,305 286,400SH SOLE 286,400 MITSUBISHI TOKYO
ADR(0.001 ORD) 606816106 1,549 148,000SH SOLE 148,000 NOMURA HLDGS INC
SPONSORED ADR 65535H208 31,947 1,905,600SH SOLE 1,905,600 KIMBERLY
CLARK MEX SP ADR (5 ORD A) 494386204 1,943 105,700SH SOLE 105,700 WAL
MART DE MEXICO SP ADR(10 SHS) 93114W107 25,339 601,100SH SOLE 601,100
TELEFONOS DE MEXICO SP ADR (20 SER L) 879403780 12,008 287,500SH SOLE
287,500 ROYAL DUTCH PETROL NY REG EUR 0.56 780257804 1,979 27,250SH SOLE
27,250 ASML HOLDING NV SHARES N07059111 27,115 1,336,700SH SOLE 1,336,700
REED ELSEVIER N V SP ADR (2 ORD) 758204101 48,671 1,327,950SH SOLE 1,327,950
ING GROUP NV SP ADR (1 COM) 456837103 669 18,284SH SOLE 18,284 STATOIL
ASA SPADR(1 ORD NOK2.5) 85771P102 38,193 1,842,200SH SOLE 1,842,200 GOLD
FIELDS LTD SP ADR(1 ORD) 38059T106 48,258 3,472,200SH SOLE 3,472,200
ERICSSON(LM) TEL ADR(10 SER B SHRS) 294821608 35,775 1,048,800SH SOLE 1,048,800 AKTIEBOLAGETT ELECTR ADR(2 SER B) 010198208 20,445 363,100SH
SOLE 363,100 VOLVO AKTIEBOLAGET ADR (1 ORD) 928856400 31,563 587,700SH
SOLE 587,700 ABB LTD ADR (1 ORD SHR) 000375204 44,096 5,879,800SH SOLE
5,879,800 NESTLE S A SP ADR (0.05 ORD) 641069406 58,873 711,575SH SOLE 711,575
NOVARTIS AG ADR (1 ORD SHS) 66987V109 65,812 1,163,055SH SOLE 1,163,055
ROCHE HLDG LTD SP ADR (.01 ORD) 771195104 41,390 633,900SH SOLE 633,900
UBS AG NAMEN AKT H8920M855 57,313 561,400SH SOLE 561,400 BG PLC ADR (5
ORDS) 055434203 28,390 595,700SH SOLE 595,700 BP ADR (6 ORDS) 055622104
80,503 1,066,560SH SOLE 1,066,560 JOHNSON MATTHEY PLC SP ADR 479142309
34,483 759,200SH SOLE 759,200 REXAM PLC SP ADR NEW2001 761655406 21,400
386,700SH SOLE 386,700 RIO TINTO PLC ADR (4 ORD) 767204100 283 1,800SH SOLE
1,800 DIAGEO P L C SP ADR (4 ORD) 25243Q205 70,606 1,025,860SH SOLE 1,025,860
GLAXOSMITHKLINE PLC SP ADR (2 ORD) 37733W105 58,873 1,059,914SH SOLE
1,059,914 PEARSON PLC SP ADR (1 ORD) 705015105 21,448 1,446,290SH SOLE
1,446,290 VODAFONE GRP PLC ADR(10 ORDS) 92857W100 74,831 2,329,220SH SOLE
2,329,220 WPP GROUP PLC SP ADR(5 ORDS) 929309300 46,068 671,350SH SOLE
671,350 AMVESCAP PLC SP ADR(2 ORDS) 03235E100 38,866 2,534,000SH SOLE
2,534,000 BARCLAYS PLC ADR (4 ORD) 06738E204 7,293 145,485SH SOLE 145,485
HSBC HLDGS PLC SP ADR(5 ORD) 404280406 39,121 407,330SH SOLE 407,330 NATL
GRID TRANSCO SP ADR (10 ORD) 636274102 43,051 761,300SH SOLE 761,300
TOMKINS PLC SP ADR (4 ORD) 890030208 21,951 887,400SH SOLE 887,400


CHI99 3763896-1.014553.0011
CHI99 3763896-1.014553.0011